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                         SIMPSON THACHER & BARTLETT LLP
                              425 LEXINGTON AVENUE
                           NEW YORK, N.Y. 10017-3954
                                 (212) 455-2000

                                    -------

                            FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER                                                E-MAIL ADDRESS
212-455-3189                                                  ETOLLEY@STBLAW.COM




                                                April 18, 2006

VIA FEDERAL EXPRESS AND EDGAR
-----------------------------

                         Re:  Dresser-Rand Group Inc. -
                              Amendment No. 3 to Registration Statement on
                              Form S-1, File No.: 333-131300
                              ------------------------------

Jay Mumford
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 6010
Washington, DC 20549

Dear Mr. Mumford:

On behalf of Dresser-Rand Group Inc. (the "Registrant"), we are filing Amendment No. 3 to the Registration Statement on Form S-1 (the "S-1 Registration Statement"). On April 14, 2006, Jay Mumford, a member of the staff of the Securities and Exchange Commission (the "Staff"), informed Lori E. Scher at Simpson Thacher & Bartlett LLP that the Staff had no further comments on the registration statement. The Registrant has made a few minor updates to the registration statement prior to printing preliminary prospectuses.

     Please do not hesitate to contact me, at 212-455-3189, or Mark A. Brod, at 212-455-2163, of this firm with any questions you may have regarding this filing.

                                             Very truly yours,


                                             /s/ Edward P. Tolley III
                                             ------------------------
                                             Edward P. Tolley III